                          ANNUAL REPORT OCTOBER 31, 1999

                                   OPPENHEIMER

                           DISCIPLINED ALLOCATION FUND

                                     [PHOTO]

                               [OPPENHEIMER LOGO]
                             THE RIGHT WAY TO INVEST

CONTENTS

 1  President's Letter

 3  An Interview
    with Your Fund's
    Managers

 7  Fund Performance

12  FINANCIAL
    STATEMENTS

41  INDEPENDENT
    AUDITORS' REPORT

42  Federal
    Income Tax
    Information

43  Officers and Directors

44  Oppenheimer Funds
    Family

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

THE FUND'S ASSET ALLOCATION SHIFTS HELPED CUSHION THE EFFECTS of a generally unfavorable environment for value-oriented stock investing during the period.

DESPITE A CHALLENGING ENVIRONMENT FOR VALUE INVESTING, the Fund benefited from investments in technology, financial companies, diversified manufacturers and retailers.

ON THE FIXED INCOME SIDE, the Fund's focus on corporate bond holdings enhanced performance.

AVERAGE ANNUAL
TOTAL RETURNS
For the 1-Year Period
Ended 10/31/99*

CLASS A
Without         With
Sales Chg.      Sales Chg.
--------------------------
2.62%           -3.28%

CLASS B
Without         With
Sales Chg.      Sales Chg.
--------------------------
1.84%           -3.03%

CLASS C
Without         With
Sales Chg.      Sales Chg.
--------------------------
1.84%           0.87%

NOT FDIC INSURED.
NO BANK GUARANTEE.
MAY LOSE VALUE.

* See page 10 for further details.

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[PHOTO]

BRIDGET A. MACASKILL
President
Oppenheimer
Disciplined Allocation Fund


DEAR SHAREHOLDER,

Whenever a new year begins--let alone a new decade or century--it makes sense to pause a moment to assess where we've been and where we're going.

        In retrospect, U.S. stocks and bonds in 1999 were subject to sudden and substantial swings in investor sentiment because of economic uncertainty. When the year began, investors were concerned that growth in the United States might slow in response to economic weakness overseas. At mid-year, investors were concerned that the economy was too strong, potentially rekindling inflationary pressures. Yet, by year end, it became clearer that while the U.S. economy grew robustly in 1999, inflation remained at low levels. Indeed, investors appeared more comfortable with the economy after the Federal Reserve Board demonstrated its inflation-fighting resolve by raising interest rates three times between June and November.

        As is normal in a rising-interest-rate environment, bond prices generally declined in 1999, led lower by U.S. Treasury bonds. In the stock market, while most major indices advanced, strong performance was mostly limited to a handful of large-capitalization growth companies, principally in the technology arena. Smaller and value-oriented stocks provided particularly lackluster returns and, overall, foreign stocks outperformed U.S. stocks in 1999.

        Looking forward, we expect the U.S. economy to remain on a moderate-growth, low-inflation course. As recent revisions of 1999's economic statistics demonstrated, the economy has defied many analysts' forecasts by growing at a strong rate, which should be positive for the bond market. Similarly, positive economic forces could help the stock market's performance broaden to include value-oriented and smaller stocks.

        We see particularly compelling opportunities outside of the U.S. market. Many foreign stocks also ended 1999 more attractively valued than large-cap U.S. stocks, and economic trends in overseas markets could lead to higher stock prices. In Europe, corporate restructuring has just begun, giving


                    1 OPPENHEIMER DISCIPLINED ALLOCATION FUND

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

companies there the same potential for cost-cutting and productivity improvements that U.S. companies enjoyed ten years ago. In Japan and Asia, economic recovery is expected to gain strength, which could allow stocks to rally from relatively low levels.

        Another 1999 trend that should remain in force in 2000 is the growth of businesses related to the Internet. The rise of e-commerce has been good for consumers and the economy because of greater price competition, which has helped keep inflation under control. The Internet has also been good for investors, as even companies with no earnings have seen their stock prices soar. Clearly, while the Internet is here to stay, not all "dot-com" companies will survive, and many of these high-flying Internet stocks will eventually--and perhaps very suddenly--return to more reasonable levels. The long-term winners are most likely to be companies that support the Internet's growth with content or infrastructure.

        What else is in store for investors in 2000? While we do not have an infallible crystal ball, we believe that in almost any investment environment, consistent success stems from an unwavering focus on fundamental investment principles such as maintaining a long-term perspective, using diversification to manage risks, and availing oneself of the services of a knowledgeable financial advisor. Indeed, these principles serve as the foundation for every investment we offer, helping to make OppenheimerFunds The Right Way to Invest in 2000 and beyond.

Sincerely,

/s/ BRIDGET A. MACASKILL                                       November 19, 1999

Bridget A. Macaskill

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow.


                    2 OPPENHEIMER DISCIPLINED ALLOCATION FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

[PHOTO]

PORTFOLIO MANAGEMENT
TEAM (L TO R)
KENNETH WHITE,
PETER ANTOS,
MICHAEL STRATHEARN, STEPHEN LIBERA,
ARTHUR ZIMMER *


HOW DID THE FUND PERFORM DURING THE ONE-YEAR PERIOD THAT ENDED OCTOBER 31, 1999?

A. We are somewhat disappointed with the performance of the Fund's stock holdings. The Fund focuses on value stocks, and this was not a favorable environment for value investing. However, our disciplined strategy of allocating assets among stocks, bonds and cash enabled us to limit risks during a volatile period.

WHY WAS THIS SUCH A CHALLENGING PERIOD FOR THE FUND'S STOCK INVESTMENTS?

Historically, the kind of low P/E (price-earnings ratio) value stocks in which the Fund invests have proven to be bargains over the long term. However, they tend to underperform the market when corporate earnings growth appears likely to slow and concerns regarding the economic future are on the rise. At such times, investors tend to seek large, growth-oriented companies.

        Throughout the recent one-year period, actual U.S. economic growth remained robust. However, the threat of slowing growth fueled widespread economic uncertainty. In late 1998 and early 1999, those uncertainties were driven by economic difficulties in the world's emerging markets. Significant weakness in Asian markets, along with Brazil's devaluation of its currency in January 1999, raised the prospect of slowing corporate growth, since multinational corporations can sell fewer products in depressed markets. Consequently, the performance of the overall market--and value-oriented stocks in particular--suffered.

*Not shown.

                    3 OPPENHEIMER DISCIPLINED ALLOCATION FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

"We took advantage of attractive opportunities among technology and financial company stocks that met our criteria for both attractive valuations and positive quantitative signs of improvement."

In April 1999, continuing strength in the U.S. economy and signs of recovery in emerging markets caused value-oriented stocks to rise. However, the rebound proved short lived. In June, the Federal Reserve Board (Fed) embarked on a series of interest rate hikes aimed at preventing the economy from overheating. The Fed's actions renewed concerns regarding the sustainability of U.S. economic growth. Value-oriented stocks again suffered as a result. Several of our holdings in traditional value-oriented groups, such as housing and manufacturing, were particularly hard hit despite good earnings and strong business conditions.

HOW DID YOU ALLOCATE THE FUND'S ASSETS IN LIGHT OF THESE CONDITIONS?

We conduct in-depth analyses of financial markets and economic trends to guide our decisions on allocating the Fund's assets among stocks, bonds and cash. During much of the recent period, our analyses led us to invest between 40% and 50% of the Fund's assets in bonds and cash. These investments cushioned the Fund's performance during a period which proved generally unfavorable for value-oriented stocks. We finished the fiscal year with about 53% of the Fund (including stock futures positions) invested in stocks. The valuation-related factors of our quantitative asset allocation discipline are somewhat cautious toward stocks at present, as they were for much of the last year, but the more technical factors we monitor remain, on balance, positive.

WHAT ACTIONS DID YOU TAKE TO ENHANCE THE PERFORMANCE OF THE FUND'S STOCKS?

During the first few months of the period, we took advantage of attractive opportunities among technology and finan-cial company stocks that met our criteria for attractive valuations and positive quantitative signs of improvement. Many of these companies, such as IBM Corp. and Citigroup, Inc., performed relatively well for much of the period, despite challenging conditions for most value-oriented stocks.


                    4 OPPENHEIMER DISCIPLINED ALLOCATION FUND

AVERAGE ANNUAL TOTAL RETURNS
For the Periods Ended 9/30/99(1)

Class A

1-Year     5-Year    10-Year
----------------------------
-0.11%     9.48%     9.86%

Class B
                       Since
1-Year     5-Year    Inception
------------------------------
0.14%      N/A       7.81%

Class C
                       Since
1-Year     5-Year    Inception
------------------------------
4.14%      N/A       7.89%

In mid-1999, when interest rate increases began to create an unfavorable environment for financial stocks, we reduced our holdings in the financial sector. We also scored successes with individual stocks in such diverse sectors as capital goods and retailing.(2)

HOW DID YOU MANAGE THE FUND'S BOND EXPOSURE?

The Fund's bond portfolio remained heavily oriented toward the corporate bond sector throughout the period. These investments proved favorable for the Fund, since corporate bonds generally outpaced U.S. Government securities over the period.

        We were less successful in managing the Fund's average duration. Duration is a measure of a bond's sensitivity to changes in interest rates. The longer a portfolio's average duration, the higher the returns investors are likely to receive in an environment of falling interest rates. We maintained a relatively long average duration throughout the period in anticipation of slowing economic growth and continued low inflation. This tactic proved disappointing as stronger-than-expected business activity and subsequent interest rate hikes by the Federal Reserve led to rising bond yields and lower returns.

WHAT IS YOUR OUTLOOK FOR THE FUTURE IN LIGHT OF TODAY'S MARKET CONDITIONS?

Historically, we have found that value-oriented stocks tend to outperform the stock market as a whole over time. Accordingly, we continue to believe a balanced portfolio that includes high-quality bonds, undervalued stocks and cash, offers investors the potential for attractive long-term total returns.

1. See page 10 for further details.

2. Please refer to the Statement of Investments beginning on page 12 for a complete list of the Fund's holdings as of 10/31/99.


                    5 OPPENHEIMER DISCIPLINED ALLOCATION FUND

PORTFOLIO ALLOCATION(3)

[PIE CHART]

- Stocks                52.8%
- Bonds                 30.3
- Cash Equivalents      16.9

We remain committed to a disciplined asset allocation and investment strategy designed to deliver such returns to our investors. That's why Oppenheimer Disciplined Allocation Fund remains part of The Right Way to Invest.

TOP TEN STOCK HOLDINGS(4)
---------------------------------------------------------------------------
Citigroup, Inc.                                                        2.7%
---------------------------------------------------------------------------
ALLTELL Corp.                                                          2.5
---------------------------------------------------------------------------
IBM Corp.                                                              2.4
---------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                   1.8
---------------------------------------------------------------------------
SBC Communications, Inc.                                               1.8
---------------------------------------------------------------------------
SPX Corp.                                                              1.7
---------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                  1.7
---------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A                               1.7
---------------------------------------------------------------------------
General Dynamics Corp.                                                 1.6
---------------------------------------------------------------------------
Kimberly-Clark Corp.                                                   1.5
---------------------------------------------------------------------------

TOP FIVE INDUSTRIES(4)
---------------------------------------------------------------------------
Insurance                                                             13.4%
---------------------------------------------------------------------------
Manufacturing                                                          8.6
---------------------------------------------------------------------------
Electric Utilities                                                     6.4
---------------------------------------------------------------------------
Diversified Financial                                                  6.2
---------------------------------------------------------------------------
Computer Hardware                                                      6.1
---------------------------------------------------------------------------

3. Portfolio is subject to change. Percentages are as of October 31, 1999, and are based on total market value of investments.

4. Portfolio is subject to change. Percentages are as of October 31, 1999, and are based on total market value of common stocks.


                   6 OPPENHEIMER DISCIPLINED ALLOCATION FUNDD

FUND PERFORMANCE
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? Below is a discussion, by the Manager, of the Fund's performance during its fiscal year ended October 31, 1999, followed by a graphical comparison of the Fund's performance to two appropriate broad-based market indices.

MANAGEMENT'S DISCUSSION OF PERFORMANCE. The fiscal year that ended October 31, 1999, was marked by persistent concerns regarding the sustainability of U.S. economic growth. These concerns created a generally unfavorable environment for value-oriented investing. Although several individual stock holdings in the technology, financial, capital goods and retail sectors performed well, overall Fund performance suffered as the market favored growth-oriented, large-company investments for most of the period. On the fixed income side, the Fund's focus on relatively strong-performing corporate bonds helped cushion the impact of disappointing stock performance. The Fund's portfolio holdings, allocations and strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 1999. In the case of Class A shares, performance is measured over a 10-year period. In the case of Class B, performance is measured from inception of the class on October 2, 1995. In the case of Class C, performance is measured from inception of the class on May 1, 1996. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.

        The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. The Fund's performance is also compared to Merrill Lynch Corporate and Government Master Index, a broad-based index of U.S. Treasury and government agency securities, corporate and Yankee bonds regarded as a general measurement of the performance of the domestic debt securities market.

        Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.


                   7 OPPENHEIMER DISCIPLINED ALLOCATION FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Disciplined Allocation Fund (Class A), S&P 500 Index and Merrill Lynch Corporate and Government Master Index.

[The following table was originally a line graph in the printed materials.]

             Oppenheimer Disciplined                             Merrill Lynch Corporate
             Allocation Fund Class A       S&P 500 Index       and Government Master Index
12/31/88            $  9,425                 $ 10,000                   $ 10,000
12/31/89              11,555                   12,301                     11,413
12/31/90              11,532                   11,920                     12,382
12/31/91              14,784                   15,543                     14,350
12/31/92              16,247                   16,726                     15,452
12/31/93              18,829                   18,410                     17,161
12/31/94              18,432                   18,651                     16,600
12/31/95              22,847                   25,649                     19,752
10/31/96              24,280                   29,907                     20,185
10/31/97              28,850                   39,500                     21,997
10/31/98              30,560                   48,192                     24,264
10/31/99              31,360                   60,557                     24,084

AVERAGE ANNUAL TOTAL RETURN OF CLASS A SHARES OF THE FUND AT 10/31/99(2)
3-YEAR -3.28%   5-YEAR 9.65%   10-YEAR 10.16%

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Disciplined Allocation Fund (Class B), S&P 500 Index and Merrill Lynch Corporate and Government Master Index.

[The following table was originally a line graph in the printed materials.]


             Oppenheimer Disciplined                             Merrill Lynch Corporate
             Allocation Fund Class B       S&P 500 Index       and Government Master Index
11/30/92            $ 10,000                 $ 10,000                   $ 10,000
9/30/93               10,493                   10,601                     10,463
9/30/94               11,071                   12,361                     10,693
9/30/95               13,059                   16,326                     11,652
9/30/96               13,725                   19,918                     12,854
9/30/97               13,781                   25,029                     12,758

AVERAGE ANNUAL TOTAL RETURN OF CLASS B SHARES OF THE FUND AT 10/31/99(2)
1-YEAR -3.03%   LIFE 8.18%


                  8 OPPENHEIMER DISCIPLINED ALLOCATION FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Disciplined Allocation Fund (Class C), S&P 500 Index and Merrill Lynch Corporate and Government Master Index.

[The following table was originally a line graph in the printed materials.]


             Oppenheimer Disciplined                             Merrill Lynch Corporate
             Allocation Fund Class B       S&P 500 Index       and Government Master Index
5/26/95             $ 10,000                 $ 10,000                   $ 10,000
9/30/95               10,408                   10,906                     10,524
9/30/96               12,274                   14,405                     11,469
9/30/97               12,900                   17,574                     12,651
9/30/98               13,138                   22,083                     12,557


AVERAGE ANNUAL TOTAL RETURN OF CLASS C SHARES OF THE FUND AT 10/31/99(2)
1-YEAR 0.87%   LIFE 8.11%


The performance information for both indices in the graphs begins on 12/31/88 for Class A, 9/30/95 for Class B and 4/30/96 for Class C.

1. The Fund changed its fiscal year end from 12/31 to 10/31.

2. See page 10 for further details.

Past performance is not predictive of future performance. Graphs are not drawn to the same scale.


                  9 OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES
--------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES. FOR UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048 OR VISIT OUR WEBSITE, WWW.OPPENHEIMERFUNDS.COM.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown.

CLASS A shares of the Fund were first publicly offered on 9/16/85. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/2/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (inception). The ending account value shown in the graph is net of the applicable 2% contingent deferred sales charge. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/1/96. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the different performance calculations is in the Fund's prospectus.


                   10 OPPENHEIMER DISCIPLINED ALLOCATION FUND

FINANCIALS
--------------------------------------------------------------------------------




                   11 OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  October 31, 1999
--------------------------------------------------------------------------------

                                                                                                         MARKET VALUE
                                                                                          SHARES           SEE NOTE 1
=======================================================================================================================
 COMMON STOCKS--54.1%
-----------------------------------------------------------------------------------------------------------------------
 BASIC MATERIALS--2.2%
-----------------------------------------------------------------------------------------------------------------------
 CHEMICALS--1.1%
 Dow Chemical Co.                                                                         13,200          $ 1,560,900
-----------------------------------------------------------------------------------------------------------------------
 International Flavors & Fragrances, Inc.                                                 12,300              470,475
-----------------------------------------------------------------------------------------------------------------------
 Rohm & Haas Co.                                                                          26,100              998,325
                                                                                                          -------------
                                                                                                            3,029,700

-----------------------------------------------------------------------------------------------------------------------
 PAPER--1.1%
 Georgia-Pacific Group                                                                    21,700              861,219
-----------------------------------------------------------------------------------------------------------------------
 Georgia-Pacific Group/Timber Group                                                       16,000              382,000
-----------------------------------------------------------------------------------------------------------------------
 Louisiana-Pacific Corp.                                                                  43,700              554,444
-----------------------------------------------------------------------------------------------------------------------
 Rayonier, Inc.                                                                            7,900              323,900
-----------------------------------------------------------------------------------------------------------------------
 Weyerhaeuser Co.                                                                         18,100            1,080,344
                                                                                                          -------------
                                                                                                            3,201,907

-----------------------------------------------------------------------------------------------------------------------
 CAPITAL GOODS--7.2%
-----------------------------------------------------------------------------------------------------------------------
 AEROSPACE/DEFENSE--1.2%
 Cordant Technologies, Inc.                                                                8,200              255,737
-----------------------------------------------------------------------------------------------------------------------
 General Dynamics Corp.                                                                   43,900            2,433,706
-----------------------------------------------------------------------------------------------------------------------
 Northrop Grumman Corp.                                                                   13,100              718,862
                                                                                                          -------------
                                                                                                            3,408,305

-----------------------------------------------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--1.1%
 Rockwell International Corp.                                                              9,900              479,531
-----------------------------------------------------------------------------------------------------------------------
 SPX Corp.(1)                                                                             31,400            2,661,150
                                                                                                          -------------
                                                                                                            3,140,681

-----------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL SERVICES--0.3%
 Valassis Communications, Inc.(1)                                                         17,400              748,200

-----------------------------------------------------------------------------------------------------------------------
 MANUFACTURING--4.6%
 Avery-Dennison Corp.                                                                      9,700              606,250
-----------------------------------------------------------------------------------------------------------------------
 Ball Corp.                                                                               14,300              576,469
-----------------------------------------------------------------------------------------------------------------------
 Briggs & Stratton Corp.                                                                  12,600              736,312
-----------------------------------------------------------------------------------------------------------------------
 Cooper Industries, Inc.                                                                  20,100              865,556
-----------------------------------------------------------------------------------------------------------------------
 Dover Corp.                                                                              38,100            1,621,631
-----------------------------------------------------------------------------------------------------------------------
 Eaton Corp.                                                                              11,300              850,325
-----------------------------------------------------------------------------------------------------------------------
 ITT Industries, Inc.                                                                     23,100              789,731
-----------------------------------------------------------------------------------------------------------------------
 Miller (Herman), Inc.                                                                    23,000              498,812
-----------------------------------------------------------------------------------------------------------------------
 Minnesota Mining & Manufacturing Co.                                                     30,200            2,870,887


                   12 OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                                         MARKET VALUE
                                                                                          SHARES           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
 MANUFACTURING Continued
 Parker-Hannifin Corp.                                                                    17,300          $   792,556
-----------------------------------------------------------------------------------------------------------------------
 Textron, Inc.                                                                            10,800              833,625
-----------------------------------------------------------------------------------------------------------------------
 United Technologies Corp.                                                                38,000            2,299,000
                                                                                                          -------------
                                                                                                           13,341,154

-----------------------------------------------------------------------------------------------------------------------
 COMMUNICATION SERVICES--4.0%
-----------------------------------------------------------------------------------------------------------------------
 TELECOMMUNICATIONS-LONG DISTANCE--2.4%
 ADC Telecommunications, Inc.(1)                                                         15,000              715,312
-----------------------------------------------------------------------------------------------------------------------
 ALLTELL Corp.                                                                            47,500            3,954,375
-----------------------------------------------------------------------------------------------------------------------
 AT&T Corp.                                                                               35,250            1,647,937
-----------------------------------------------------------------------------------------------------------------------
 L-3 Communications Holdings, Inc.(1)                                                     16,100              679,219
                                                                                                          -------------
                                                                                                            6,996,843

-----------------------------------------------------------------------------------------------------------------------
 TELEPHONE UTILITIES--1.6%
 BellSouth Corp.                                                                          40,400            1,818,000
-----------------------------------------------------------------------------------------------------------------------
 SBC Communications, Inc.                                                                 56,456            2,875,727
                                                                                                          -------------
                                                                                                            4,693,727

-----------------------------------------------------------------------------------------------------------------------
 CONSUMER CYCLICALS--7.2%
-----------------------------------------------------------------------------------------------------------------------
 AUTOS & HOUSING--2.2%
 Cooper Tire & Rubber Co.                                                                 23,200              390,050
-----------------------------------------------------------------------------------------------------------------------
 Ethan Allen Interiors, Inc.                                                              21,800              775,262
-----------------------------------------------------------------------------------------------------------------------
 Fortune Brands, Inc.                                                                     13,800              489,037
-----------------------------------------------------------------------------------------------------------------------
 Genuine Parts Co.                                                                        58,900            1,535,081
-----------------------------------------------------------------------------------------------------------------------
 Southdown, Inc.                                                                          11,100              536,269
-----------------------------------------------------------------------------------------------------------------------
 Stanley Works (The)                                                                      21,600              599,400
-----------------------------------------------------------------------------------------------------------------------
 USG Corp.                                                                                19,500              966,469
-----------------------------------------------------------------------------------------------------------------------
 Vulcan Materials Co.                                                                     18,100              747,756
-----------------------------------------------------------------------------------------------------------------------
 York International Corp.                                                                 15,400              362,862
                                                                                                          -------------
                                                                                                            6,402,186

-----------------------------------------------------------------------------------------------------------------------
 CONSUMER SERVICES--0.3%
 Harte-Hanks, Inc.                                                                        15,500              307,094
-----------------------------------------------------------------------------------------------------------------------
 Hertz Corp., Cl. A                                                                       10,500              455,437
                                                                                                          -------------
                                                                                                              762,531

-----------------------------------------------------------------------------------------------------------------------
 LEISURE & ENTERTAINMENT--0.6%
 Hasbro, Inc.                                                                             22,600              466,125
-----------------------------------------------------------------------------------------------------------------------
 MGM Grand, Inc.(1)                                                                       12,100              617,100
-----------------------------------------------------------------------------------------------------------------------
 Mirage Resorts, Inc.(1)                                                                  44,000              640,750
                                                                                                          -------------
                                                                                                            1,723,975

                   13 OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         MARKET VALUE
                                                                                          SHARES           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
 MEDIA--1.5%
 Central Newspapers, Inc., Cl. A                                                          12,900          $   553,894
-----------------------------------------------------------------------------------------------------------------------
 Deluxe Corp.                                                                             15,700              443,525
-----------------------------------------------------------------------------------------------------------------------
 Gannett Co., Inc.                                                                        28,700            2,213,487
-----------------------------------------------------------------------------------------------------------------------
 Knight-Ridder, Inc.                                                                      17,500            1,111,250
                                                                                                          -------------
                                                                                                            4,322,156

-----------------------------------------------------------------------------------------------------------------------
 RETAIL: GENERAL--0.8%
 Federated Department Stores, Inc.(1)                                                     22,500              960,469
-----------------------------------------------------------------------------------------------------------------------
 May Department Stores Co.                                                                18,700              648,656
-----------------------------------------------------------------------------------------------------------------------
 Nordstrom, Inc.                                                                          22,600              563,587
                                                                                                          -------------
                                                                                                            2,172,712

-----------------------------------------------------------------------------------------------------------------------
 RETAIL: SPECIALTY--0.8%
 Ross Stores, Inc.                                                                        44,000              907,500
-----------------------------------------------------------------------------------------------------------------------
 Sherwin-Williams Co.                                                                     23,600              528,050
-----------------------------------------------------------------------------------------------------------------------
 TJX Cos., Inc.                                                                           35,000              949,375
                                                                                                          -------------
                                                                                                            2,384,925

-----------------------------------------------------------------------------------------------------------------------
 TEXTILE/APPAREL & HOME FURNISHINGS--1.0%
 Jones Apparel Group, Inc.(1)                                                             43,400            1,372,525
-----------------------------------------------------------------------------------------------------------------------
 Liz Claiborne, Inc.                                                                      13,900              556,000
-----------------------------------------------------------------------------------------------------------------------
 Shaw Industries, Inc.                                                                    35,300              544,944
-----------------------------------------------------------------------------------------------------------------------
 WestPoint Stevens, Inc.                                                                  21,600              409,050
                                                                                                          -------------
                                                                                                            2,882,519

-----------------------------------------------------------------------------------------------------------------------
 CONSUMER STAPLES--5.0%
-----------------------------------------------------------------------------------------------------------------------
 BEVERAGES--0.8%
 Adolph Coors Co., Cl. B                                                                   5,600              310,800
-----------------------------------------------------------------------------------------------------------------------
 Anheuser-Busch Cos., Inc.                                                                27,300            1,960,481
                                                                                                          -------------
                                                                                                            2,271,281

-----------------------------------------------------------------------------------------------------------------------
 ENTERTAINMENT--0.4%
 Brinker International, Inc.(1)                                                           17,700              412,631
-----------------------------------------------------------------------------------------------------------------------
 Darden Restaurants, Inc.                                                                 18,400              350,750
-----------------------------------------------------------------------------------------------------------------------
 Wendy's International, Inc.                                                              18,300              436,912
                                                                                                          -------------
                                                                                                            1,200,293

                   14 OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                                         MARKET VALUE
                                                                                          SHARES           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
 FOOD--1.8%
 Flowers Industries, Inc.                                                                 22,200          $   374,625
-----------------------------------------------------------------------------------------------------------------------
 Heinz (H.J.) Co.                                                                         22,300            1,064,825
-----------------------------------------------------------------------------------------------------------------------
 Hormel Foods Corp.                                                                       18,100              780,562
-----------------------------------------------------------------------------------------------------------------------
 IBP, Inc.                                                                                58,400            1,397,951
-----------------------------------------------------------------------------------------------------------------------
 Keebler Foods Co.(1)                                                                     18,800              600,425
-----------------------------------------------------------------------------------------------------------------------
 Sara Lee Corp.                                                                           33,500              906,594
                                                                                                          -------------
                                                                                                            5,124,982

-----------------------------------------------------------------------------------------------------------------------
 FOOD & DRUG RETAILERS--0.3%
 Albertson's, Inc.                                                                        18,200              660,888
-----------------------------------------------------------------------------------------------------------------------
 SUPERVALU, Inc.                                                                          10,800              226,800
                                                                                                          -------------
                                                                                                              887,688

-----------------------------------------------------------------------------------------------------------------------
 HOUSEHOLD GOODS--1.4%
 Kimberly-Clark Corp.                                                                     37,400            2,360,875
-----------------------------------------------------------------------------------------------------------------------
 Premark International, Inc.                                                              30,500            1,669,875
                                                                                                          -------------
                                                                                                            4,030,750

-----------------------------------------------------------------------------------------------------------------------
 TOBACCO--0.3%
 UST, Inc.                                                                                35,200              974,600
-----------------------------------------------------------------------------------------------------------------------
 ENERGY--4.4%
-----------------------------------------------------------------------------------------------------------------------
 ENERGY SERVICES--0.5%
 Anadarko Petroleum Corp.                                                                 12,000              369,750
-----------------------------------------------------------------------------------------------------------------------
 ENSCO International, Inc.                                                                29,300              567,688
-----------------------------------------------------------------------------------------------------------------------
 Global Marine, Inc.(1)                                                                   36,700              557,381
                                                                                                          -------------
                                                                                                            1,494,819

-----------------------------------------------------------------------------------------------------------------------
 OIL: DOMESTIC--2.4%
 Apache Corp.                                                                             15,200              592,800
-----------------------------------------------------------------------------------------------------------------------
 Burlington Resources, Inc.                                                               12,100              421,988
-----------------------------------------------------------------------------------------------------------------------
 Conoco, Inc., Cl. A                                                                      29,200              801,175
-----------------------------------------------------------------------------------------------------------------------
 Exxon Corp.                                                                              26,700            1,977,469
-----------------------------------------------------------------------------------------------------------------------
 Mobil Corp.                                                                              16,800            1,621,200
-----------------------------------------------------------------------------------------------------------------------
 Murphy Oil Corp.                                                                          9,900              555,019
-----------------------------------------------------------------------------------------------------------------------
 Texaco, Inc.                                                                             15,000              920,625
                                                                                                          -------------
                                                                                                            6,890,276

                   15 OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         MARKET VALUE
                                                                                          SHARES           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
 OIL: INTERNATIONAL--1.5%
 BP Amoco plc, ADR                                                                        29,600          $ 1,709,400
-----------------------------------------------------------------------------------------------------------------------
 Royal Dutch Petroleum Co., NY Shares                                                     30,600            1,834,088
-----------------------------------------------------------------------------------------------------------------------
 Total Fina SA, Sponsored ADR                                                             13,300              886,944
                                                                                                          -------------
                                                                                                            4,430,432

-----------------------------------------------------------------------------------------------------------------------
 FINANCIAL--13.6%
-----------------------------------------------------------------------------------------------------------------------
 BANKS--2.8%
 Bank United Corp., Cl. A                                                                  5,900              230,100
-----------------------------------------------------------------------------------------------------------------------
 Chase Manhattan Corp.                                                                    10,600              926,175
-----------------------------------------------------------------------------------------------------------------------
 J.P. Morgan & Co., Inc.                                                                   6,200              811,425
-----------------------------------------------------------------------------------------------------------------------
 National City Corp.                                                                      28,400              837,800
-----------------------------------------------------------------------------------------------------------------------
 Old Kent Financial Corp.                                                                 18,845              767,934
-----------------------------------------------------------------------------------------------------------------------
 Roslyn Bancorp, Inc.                                                                     11,800              228,625
-----------------------------------------------------------------------------------------------------------------------
 UnionBanCal Corp.                                                                        26,100            1,133,719
-----------------------------------------------------------------------------------------------------------------------
 Wachovia Corp.                                                                           19,100            1,647,375
-----------------------------------------------------------------------------------------------------------------------
 Wells Fargo Co.                                                                          31,300            1,498,488
                                                                                                          -------------
                                                                                                            8,081,641

-----------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL--3.4%
 AMBAC Financial Group, Inc.                                                              16,200              967,950
-----------------------------------------------------------------------------------------------------------------------
 Citigroup, Inc.                                                                          76,900            4,162,213
-----------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Group, Inc. (The)                                                          14,000              994,000
-----------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Dean Witter & Co.                                                         18,500            2,040,781
-----------------------------------------------------------------------------------------------------------------------
 Nationwide Financial Services, Inc., Cl. A                                               21,300              806,738
-----------------------------------------------------------------------------------------------------------------------
 PMI Group, Inc. (The)                                                                     7,000              363,125
-----------------------------------------------------------------------------------------------------------------------
 Radian Group, Inc.                                                                        7,000              369,688
                                                                                                          -------------
                                                                                                            9,704,495

-----------------------------------------------------------------------------------------------------------------------
 INSURANCE--7.3%
 ACE Ltd.                                                                                 38,300              744,456
-----------------------------------------------------------------------------------------------------------------------
 Allstate Corp.                                                                           31,700              911,375
-----------------------------------------------------------------------------------------------------------------------
 American General Corp.                                                                   14,000            1,038,625
-----------------------------------------------------------------------------------------------------------------------
 American International Group, Inc.                                                       18,375            1,891,477
-----------------------------------------------------------------------------------------------------------------------
 AXA Financial, Inc.                                                                      64,500            2,068,031
-----------------------------------------------------------------------------------------------------------------------
 Chubb Corp.                                                                              24,600            1,349,925
-----------------------------------------------------------------------------------------------------------------------
 Cigna Corp.                                                                              20,900            1,562,275
-----------------------------------------------------------------------------------------------------------------------
 Conseco, Inc.                                                                            41,200            1,001,675
-----------------------------------------------------------------------------------------------------------------------
 Hartford Life, Inc., Cl. A                                                               21,600            1,128,600
-----------------------------------------------------------------------------------------------------------------------
 Jefferson-Pilot Corp.                                                                    34,900            2,619,681

                   16 OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                                         MARKET VALUE
                                                                                          SHARES           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
 INSURANCE Continued
 Lincoln National Corp.                                                                   46,200          $ 2,130,975
-----------------------------------------------------------------------------------------------------------------------
 Manulife Financial Corp.(1)                                                             37,600              453,550
-----------------------------------------------------------------------------------------------------------------------
 Marsh & McLennan Cos., Inc.                                                              17,800            1,407,313
-----------------------------------------------------------------------------------------------------------------------
 Safeco Corp.                                                                             10,100              277,750
-----------------------------------------------------------------------------------------------------------------------
 St. Paul Cos., Inc.                                                                      26,800              857,600
-----------------------------------------------------------------------------------------------------------------------
 Torchmark Corp.                                                                          13,200              411,675
-----------------------------------------------------------------------------------------------------------------------
 Travelers Property Casualty Corp., Cl. A                                                 28,200            1,015,200
                                                                                                          -------------
                                                                                                           20,870,183

-----------------------------------------------------------------------------------------------------------------------
 SAVINGS & LOANS--0.1%
 Greenpoint Financial Corp.                                                                9,000              256,500
-----------------------------------------------------------------------------------------------------------------------
 TECHNOLOGY--5.9%
-----------------------------------------------------------------------------------------------------------------------
 COMPUTER HARDWARE--3.3%
 Apple Computer, Inc.(1)                                                                  24,500           1,963,063S
-----------------------------------------------------------------------------------------------------------------------
 Hewlett-Packard Co.                                                                      14,000            1,036,875
-----------------------------------------------------------------------------------------------------------------------
 International Business Machines Corp.                                                    38,400            3,777,600
-----------------------------------------------------------------------------------------------------------------------
 Lexmark International Group, Inc., Cl. A(1)                                              34,100            2,661,931
                                                                                                          -------------
                                                                                                            9,439,469

-----------------------------------------------------------------------------------------------------------------------
 COMPUTER SERVICES--0.6%
 First Data Corp.                                                                         35,800            1,635,613
-----------------------------------------------------------------------------------------------------------------------
 COMPUTER SOFTWARE--0.5%
 BISYS Group, Inc. (The)(1)                                                             13,400              683,400
-----------------------------------------------------------------------------------------------------------------------
 Synopsys, Inc.(1)                                                                        12,200              760,213
                                                                                                          -------------
                                                                                                            1,443,613

-----------------------------------------------------------------------------------------------------------------------
 ELECTRONICS--1.5%
 Cypress Semiconductor Corp.(1)                                                           27,800              710,638
-----------------------------------------------------------------------------------------------------------------------
 Dallas Semiconductor Corp.                                                                8,000              471,000
-----------------------------------------------------------------------------------------------------------------------
 Intel Corp.                                                                              13,100            1,014,431
-----------------------------------------------------------------------------------------------------------------------
 National Semiconductor Corp.(1)                                                          18,800              562,825
-----------------------------------------------------------------------------------------------------------------------
 Teradyne, Inc.(1)                                                                        37,600            1,447,600
                                                                                                          -------------
                                                                                                            4,206,494

-----------------------------------------------------------------------------------------------------------------------
 TRANSPORTATION--0.8%
-----------------------------------------------------------------------------------------------------------------------
 AIR TRANSPORTATION--0.5%
 Delta Air Lines, Inc.                                                                    24,000            1,306,500
-----------------------------------------------------------------------------------------------------------------------
 RAILROADS & TRUCKERS--0.3%
 Union Pacific Corp.                                                                      16,900              942,175


                   17 OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                         MARKET VALUE
                                                                                          SHARES           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
 UTILITIES--3.8%
-----------------------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--3.4%
 Carolina Power & Light Co.                                                               13,600          $   469,200
-----------------------------------------------------------------------------------------------------------------------
 Conectiv, Inc.                                                                           23,300              454,350
-----------------------------------------------------------------------------------------------------------------------
 Duke Energy Corp.                                                                        33,500            1,892,750
-----------------------------------------------------------------------------------------------------------------------
 Entergy Corp.                                                                             7,600              227,525
-----------------------------------------------------------------------------------------------------------------------
 FPL Group, Inc.                                                                          18,700              940,844
-----------------------------------------------------------------------------------------------------------------------
 Montana Power Co.                                                                        42,900            1,219,969
-----------------------------------------------------------------------------------------------------------------------
 Peco Energy Co.                                                                          14,200              542,263
-----------------------------------------------------------------------------------------------------------------------
 Potomac Electric Power Co.                                                               18,900              518,569
-----------------------------------------------------------------------------------------------------------------------
 Public Service Enterprise Group, Inc.                                                    20,000              791,250
-----------------------------------------------------------------------------------------------------------------------
 Reliant Energy, Inc.                                                                     48,400            1,318,900
-----------------------------------------------------------------------------------------------------------------------
 Texas Utilities Co.                                                                      17,100              662,625
-----------------------------------------------------------------------------------------------------------------------
 Unicom Corp.                                                                             22,400              858,200
                                                                                                          -------------
                                                                                                            9,896,445

-----------------------------------------------------------------------------------------------------------------------
 GAS UTILITIES--0.4%
 El Paso Energy Corp.                                                                     24,600            1,008,600
-----------------------------------------------------------------------------------------------------------------------
 NICOR, Inc.                                                                               7,600              294,500
                                                                                                          -------------
                                                                                                            1,303,100
                                                                                                          -------------
 Total Common Stocks (Cost $157,899,001)                                                                  155,602,870

-----------------------------------------------------------------------------------------------------------------------
 OTHER SECURITIES--0.3%

 Ingersoll-Rand International Finance Corp. I, 6.22% Preferred Redeemable
 Increased Dividend Equity Securities, 5/16/01(1)(Cost $750,000)                          30,000              748,125

                                                                                           UNITS
-----------------------------------------------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%

 Concentric Network Corp. Wts., Exp. 12/15/07(2)                                            100                25,012
-----------------------------------------------------------------------------------------------------------------------
 Dairy Mart Convenience Stores, Inc. Wts., Exp. 12/12/01(2)                                 666                   233
-----------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc. Wts., Exp. 6/1/00                                          100                 8,715
-----------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc. Wts., Exp. 6/1/06(2)                                    500                21,375
-----------------------------------------------------------------------------------------------------------------------
 Nextel International Ltd. Wts., Exp. 4/15/07(2)                                            100                   413
-----------------------------------------------------------------------------------------------------------------------
 Price Communications Corp. Wts., Exp. 8/1/07(2)                                            516                79,980
-----------------------------------------------------------------------------------------------------------------------
 Signature Brands, Inc. Wts.(2)                                                             100                 2,013
                                                                                                          -------------
 Total Rights, Warrants and Certificates (Cost $8,004)                                                        137,741


                   18 OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                                FACE     MARKET VALUE
                                                                                              AMOUNT       SEE NOTE 1
=======================================================================================================================
 ASSET-BACKED SECURITIES--0.8%

 Dayton Hudson Credit Card Master Trust, Asset-Backed Certificates,
 Series 1997-1, Cl. A, 6.25%, 8/25/05                                                     $  125,000      $   122,969
-----------------------------------------------------------------------------------------------------------------------
 IROQUOIS Trust, Asset-Backed Amortizing Nts., Series 1997-2, Cl. A,
 6.752%, 6/25/07(2)                                                                          920,591          909,299
-----------------------------------------------------------------------------------------------------------------------
 Olympic Automobile Receivables Trust, Automobile Receivables-Backed Nts.,
 Series 1997-A, Cl. A-5, 6.80%, 2/15/05                                                    1,150,000        1,142,094
                                                                                                          -------------
 Total Asset-Backed Securities (Cost $2,194,029)                                                            2,174,362

=======================================================================================================================
 MORTGAGE-BACKED OBLIGATIONS--4.0%

-----------------------------------------------------------------------------------------------------------------------
 Chase Commercial Mortgage Securities Corp., Commercial Mtg. Obligations,
 Series 1996-1, Cl. A2, 7.60%, 3/18/06                                                     1,500,000        1,525,195
-----------------------------------------------------------------------------------------------------------------------
 Countrywide Funding Corp., Mtg. Pass-Through Certificates, Series 1994-10,
 Cl. A3, 6%, 5/25/09                                                                         250,000          245,390
-----------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
 Gtd. Multiclass Mtg. Participation Certificates, Series 1711, Cl. EA, 7%,
 3/15/24                                                                                     200,000          196,186
-----------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg. Participation
 Certificates:
 6%, 3/1/09                                                                                  642,304          626,247
 Series 1843, Cl. VB, 7%, 4/15/03                                                             65,000           65,508
 Series 1849, Cl. VA, 6%, 12/15/10                                                           643,403          639,383
-----------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
 Security:
 Series 1542, Cl. QC, 9.411%, 10/15/20(3)                                                    400,000           42,124
 Series 1583, Cl. IC, 11.65%-12.752%, 1/15/20(3)                                           1,739,930          151,148
 Series 1661, Cl. PK, 25.774%, 11/15/06(3)                                                   261,995            9,825
-----------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 6%, 12/1/03                                                                                 474,525          468,494
 6.50%, 3/1/26-4/1/26                                                                        633,275          610,415
 7%, 4/1/00                                                                                   11,155           11,163
 7.50%, 1/1/08-6/1/08                                                                        466,950          473,221
 Collateralized Mtg. Obligations, Gtd. Multiclass Mtg. Participation
 Certificates, Trust 1992-15, Cl. KZ, 7%, 2/25/22                                            853,815          808,990
 Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment Conduit
 Pass-Through Certificates, Trust 1993-190, Cl. Z, 5.85%, 7/25/08                            219,938          218,907
 Interest-Only Stripped Mtg.-Backed Security, Trust 1993-223, Cl. PM,
 9.526%, 10/25/23(3)                                                                       1,215,494          157,625
-----------------------------------------------------------------------------------------------------------------------
 GE Capital Mortgage Services, Inc., Collateralized Mtg. Obligations,
 Series 1998-12, Cl. A3, 6.50%, 4/25/29                                                      500,000          455,469


                   19 OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             FACE        MARKET VALUE
                                                                                          AMOUNTS          SEE NOTE 1
=======================================================================================================================
 MORTGAGE-BACKED OBLIGATIONS Continued

 GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg. Investment
 Conduit Pass-Through Certificates, Series 1994-7, Cl. A18, 6%, 2/25/09                   $1,143,592      $  1,035,306
-----------------------------------------------------------------------------------------------------------------------
 Government National Mortgage Assn.:
 7%, 4/15/09-2/15/24                                                                         981,372          975,492
 7.50%, 3/15/09                                                                              419,635          426,912
 8%, 5/15/17                                                                                 305,464          314,601
-----------------------------------------------------------------------------------------------------------------------
 IMC Home Equity Trust, Asset-Backed Home Equity Securities,
 Series 1998-3, Cl. A5, 6.36%, 8/20/22(4)                                                    700,000          687,312
-----------------------------------------------------------------------------------------------------------------------
 Northwest Asset Securities Corp., Gtd. Multiclass Mtg. Participation
 Certificates:
 Series 1999-16, Cl. A3, 6%, 6/25/29                                                         500,000          479,375
 Series 1999-18, Cl. A2, 6%, 7/25/29                                                       1,000,000          943,750
                                                                                                          -----------
 Total Mortgage-Backed Obligations (Cost $11,684,578)                                                      11,568,038

=======================================================================================================================
 U.S. GOVERNMENT OBLIGATIONS--8.1%

 U.S. Treasury Bonds:
 6%, 2/15/26                                                                               6,800,000        6,453,628
 7.50%, 11/15/16(5)                                                                        2,000,000        2,207,500
 8.75%, 5/15/17(5)                                                                         8,250,000       10,173,281
 STRIPS, 5.88%, 11/15/18(6)                                                                6,000,000        1,736,472
-----------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 5.625%, 5/15/08                                                                           2,500,000        2,412,500
 6.125%, 8/15/07                                                                             250,000          249,141
                                                                                                          -----------
 Total U.S. Government Obligations (Cost $22,863,832)                                                      23,232,522

=======================================================================================================================
 FOREIGN GOVERNMENT OBLIGATIONS--0.1%

 United Mexican States Bonds, 6.97%, 8/12/00 (Cost $248,358)                                 250,000          250,485

=======================================================================================================================
 NON-CONVERTIBLE CORPORATE BONDS AND NOTES--18.2%

 BASIC MATERIALS--0.7%
-----------------------------------------------------------------------------------------------------------------------
 CHEMICALS--0.4%
 PPG Industries, Inc., 9% Debs., 5/1/21                                                      315,000          361,786
-----------------------------------------------------------------------------------------------------------------------
 Rohm & Haas Co., 7.85% Debs., 7/15/29(7)                                                    650,000          666,229
                                                                                                          -----------
                                                                                                            1,028,015
-----------------------------------------------------------------------------------------------------------------------
 METALS--0.0%
 Alcan Aluminum Ltd., 9.625% Debs., 7/15/19(2)                                               105,000          110,397
-----------------------------------------------------------------------------------------------------------------------
 PAPER--0.3%
 Aracruz Celulose SA, 10.375% Debs., 1/31/02(7)                                              750,000          746,250


                   20 OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                            FACE         MARKET VALUE
                                                                                          AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
 CAPITAL GOODS--2.5%
-----------------------------------------------------------------------------------------------------------------------
 AEROSPACE/DEFENSE--0.2%
 Raytheon Co., 6.45% Nts., 8/15/02                                                        $  500,000      $   492,060
-----------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL SERVICES--1.8%
 Fred Meyer, Inc., 7.375% Sr. Nts., 3/1/05                                                 1,250,000        1,251,990
-----------------------------------------------------------------------------------------------------------------------
 Norse CBO Ltd., 6.515% Collateralized Bond Obligations, Series 1A,
 Cl. A3, 8/13/10(2)                                                                        1,000,000          935,000
-----------------------------------------------------------------------------------------------------------------------
 Owens-Illinois, Inc., 7.15% Sr. Nts., 5/15/05                                             1,000,000          941,152
-----------------------------------------------------------------------------------------------------------------------
 Sun Co., Inc., 7.95% Debs., 12/15/01                                                      1,175,000        1,196,374
-----------------------------------------------------------------------------------------------------------------------
 USI American Holdings, Inc., 7.25% Sr. Nts., Series B, 12/1/06                              830,000          793,683
                                                                                                          -----------
                                                                                                            5,118,199

-----------------------------------------------------------------------------------------------------------------------
 MANUFACTURING--0.5%
 Federal-Mogul Corp., 7.50% Nts., 7/1/04                                                     500,000          477,303
-----------------------------------------------------------------------------------------------------------------------
 Norsk Hydro AS, 8.75% Bonds, 10/23/01                                                       500,000          516,375
-----------------------------------------------------------------------------------------------------------------------
 U.S. Industries, Inc./USI American Holdings, Inc./USI Global Corp., 7.125%
 Sr. Unsec. Nts., 10/15/03                                                                   500,000          492,237
                                                                                                          -----------
                                                                                                            1,485,915

-----------------------------------------------------------------------------------------------------------------------
 COMMUNICATION SERVICES--0.6%
-----------------------------------------------------------------------------------------------------------------------
 TELECOMMUNICATIONS: LONG DISTANCE--0.4%
 AT&T Capital Corp., 6.25% Medium-Term Nts., Series F, 5/15/01                               725,000          720,326
-----------------------------------------------------------------------------------------------------------------------
 US West Capital Funding, Inc., 6.125% Nts., 7/15/02                                         500,000          490,006
                                                                                                          -----------
                                                                                                            1,210,332

-----------------------------------------------------------------------------------------------------------------------
 TELEPHONE UTILITIES--0.2%
 Liberty Media Group, 8.50% Nts., 7/15/29(7)                                                 500,000          501,823
-----------------------------------------------------------------------------------------------------------------------
 CONSUMER CYCLICALS--1.2%
-----------------------------------------------------------------------------------------------------------------------
 AUTOS & HOUSING--0.7%
 Black & Decker Corp., 6.625% Nts., 11/15/00                                                 810,000          811,602
-----------------------------------------------------------------------------------------------------------------------
 Ford Motor Co., 6.375% Sr. Unsec. Unsub. Nts., 2/1/29                                     1,000,000          864,853
-----------------------------------------------------------------------------------------------------------------------
 Lear Corp., 7.96% Sr. Nts., 5/15/05(7)                                                      500,000          486,507
                                                                                                          -----------
                                                                                                            2,162,962

-----------------------------------------------------------------------------------------------------------------------
 LEISURE & ENTERTAINMENT--0.0%
 Hilton Hotels Corp., 7.375% Nts., 6/1/02                                                     50,000           49,104
-----------------------------------------------------------------------------------------------------------------------
 MEDIA--0.1%
 Reed Elsevier, Inc., 6.625% Nts., 10/15/23(7)                                               400,000          341,516

                   21 OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS    Continued
--------------------------------------------------------------------------------


                                                                               FACE    MARKET VALUE
                                                                             AMOUNT      SEE NOTE 1
----------------------------------------------------------------------------------------------------
 RETAIL: GENERAL--0.4%
 Federated Department Stores, Inc., 6.125% Cv. Sub. Nts., 9/1/01(4)      $  750,000     $  737,779
----------------------------------------------------------------------------------------------------
 Price/Costco Cos., Inc., 7.125% Sr. Nts., 6/15/05                          550,000        553,699
                                                                                        ------------
                                                                                         1,291,478

----------------------------------------------------------------------------------------------------
 CONSUMER STAPLES--3.6%
----------------------------------------------------------------------------------------------------
 BROADCASTING--0.5%
 British Sky Broadcasting Group plc, 8.20% Nts., 7/15/09(7)                 400,000        389,891
----------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                     1,000,000        911,250
                                                                                        ------------
                                                                                         1,301,141

----------------------------------------------------------------------------------------------------
 ENTERTAINMENT--0.8%
 Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts., 5/15/05          1,000,000        961,591
----------------------------------------------------------------------------------------------------
 Viacom, Inc.:
 6.75% Sr. Unsec. Nts., 1/15/03                                             530,000        524,973
 7.50% Sr. Nts., 1/15/02                                                    750,000        761,791
                                                                                        ------------
                                                                                         2,248,355

----------------------------------------------------------------------------------------------------
 FOOD--1.2%
 CPC International, Inc., 6.15% Unsec. Nts., Series C, 1/15/06              500,000        480,176
----------------------------------------------------------------------------------------------------
 Dole Food Co., 6.75% Nts., 7/15/00                                         650,000        650,539
----------------------------------------------------------------------------------------------------
 Grand Metro Inventory Corp., 7.125% Nts., 9/15/04                        1,250,000      1,265,001
----------------------------------------------------------------------------------------------------
 RACERS-Kellogg-98-1, 5.75% Nts., 2/2/017                                 1,000,000        994,108
                                                                                        ------------
                                                                                         3,389,824

----------------------------------------------------------------------------------------------------
 FOOD & DRUG RETAILERS--0.3%
 Albertson's, Inc., 7.45% Unsec. Debs., 8/1/29                            1,000,000        992,105
----------------------------------------------------------------------------------------------------
 HOUSEHOLD GOODS--0.8%
 Dial Corp. (The), 5.89% Medium-Term Nts., Series A, 10/22/01               750,000        731,795
----------------------------------------------------------------------------------------------------
 Fort James Corp.:
 6.234% Nts., 3/15/01                                                       250,000        249,219
 6.875% Sr. Nts., 9/15/07                                                 1,000,000        965,299
----------------------------------------------------------------------------------------------------
 Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                 355,000        354,032
                                                                                        ------------
                                                                                         2,300,345



                 22    OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                               FACE    MARKET VALUE
                                                                             AMOUNT      SEE NOTE 1
----------------------------------------------------------------------------------------------------
 ENERGY--2.1%
----------------------------------------------------------------------------------------------------
 ENERGY SERVICES--1.8%
 Coastal Corp., 8.125% Sr. Nts., 9/15/02                                 $  565,000     $  582,310
----------------------------------------------------------------------------------------------------
 Columbia Gas System, Inc., 6.80% Nts., Series C, 11/28/05                  500,000        490,830
----------------------------------------------------------------------------------------------------
 Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17                        575,000        509,444
----------------------------------------------------------------------------------------------------
 Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                     990,000        967,491
----------------------------------------------------------------------------------------------------
 Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                            825,000        821,869
----------------------------------------------------------------------------------------------------
 Petroliam Nasional Berhad, 6.875% Nts., 7/1/03(7)                          500,000        479,332
----------------------------------------------------------------------------------------------------
 TransCanada PipeLines Ltd., 9.875% Debs., 1/1/21                           500,000        595,215
----------------------------------------------------------------------------------------------------
 Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs., 2/1/06        750,000        705,497
                                                                                        ------------
                                                                                         5,151,988

----------------------------------------------------------------------------------------------------
 OIL: DOMESTIC--0.3%
 Norcen Energy Resources Ltd., 6.80% Debs., 7/2/02                        1,000,000       978,830

----------------------------------------------------------------------------------------------------
 FINANCIAL--4.3%
----------------------------------------------------------------------------------------------------
 BANKS--0.9%
 Chase Manhattan Corp., 10.125% Sub. Nts., 11/1/00                          250,000        258,906
----------------------------------------------------------------------------------------------------
 Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                   360,000        377,653
----------------------------------------------------------------------------------------------------
 Greenpoint Bank (Brooklyn, New York), 6.70% Sr. Medium-Term
 Bank Nts., 7/15/02                                                       1,000,000        984,799
----------------------------------------------------------------------------------------------------
 Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                          110,000        110,136
----------------------------------------------------------------------------------------------------
 People's Bank of Bridgeport (Connecticut), 7.20% Sub. Nts., 12/1/06      1,000,000        950,438
                                                                                        ------------
                                                                                         2,681,932

----------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL--1.6%
 American General Institutional Capital B, 8.125% Bonds,
     Series B, 3/15/46(7)                                                   575,000        582,170
----------------------------------------------------------------------------------------------------
 Capital One Financial Corp., 7.25% Nts., 12/1/03                         1,000,000        979,835
----------------------------------------------------------------------------------------------------
 Conseco Financing Trust III, 8.796% Bonds, 4/1/27                          850,000        752,371
----------------------------------------------------------------------------------------------------
 Finova Capital Corp., 7.625% Sr. Nts., 9/21/09                             750,000        753,363
----------------------------------------------------------------------------------------------------
 General Motors Acceptance Corp., 5.625% Nts., 2/15/01                      162,000        160,293
----------------------------------------------------------------------------------------------------
 GS Escrow Corp., 6.75% Sr. Unsec. Nts., 8/1/01                           1,000,000        974,567
----------------------------------------------------------------------------------------------------
 PHH Corp., 6.50% Nts., 2/1/00                                              350,000        350,641
                                                                                        ------------
                                                                                         4,553,240

----------------------------------------------------------------------------------------------------
 INSURANCE--1.1%
 Conseco, Inc., 6.40% Nts., 6/15/01                                         500,000        483,415
----------------------------------------------------------------------------------------------------
 Equitable Life Assurance Society (U.S.A.), 6.95% Surplus Nts.,
     12/1/05(7)                                                             500,000        491,637
----------------------------------------------------------------------------------------------------
 GenAmerica Capital I, 8.525% Nts., 6/30/27(2)                              750,000        632,684
----------------------------------------------------------------------------------------------------
 Life Re Capital Trust I, 8.72% Nts., 6/15/27(7)                            500,000        507,222
----------------------------------------------------------------------------------------------------
 Travelers Property Casualty Corp., 6.75% Sr. Unsec. Nts., 11/15/06       1,000,000        969,218
                                                                                        ------------
                                                                                         3,084,176



                 23    OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS   Continued
--------------------------------------------------------------------------------


                                                                               FACE    MARKET VALUE
                                                                             AMOUNT      SEE NOTE 1
----------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS--0.7%
 Chelsea GCA Realty Partner, Inc., 7.75% Unsec. Nts., 1/26/01            $1,050,000    $ 1,056,030
----------------------------------------------------------------------------------------------------
 First Industrial LP, 7.15% Bonds, 5/15/27                                  560,000        551,653
----------------------------------------------------------------------------------------------------
 Simon DeBartolo Group LP, 6.625% Unsec. Nts., 6/15/03                      500,000        480,955
                                                                                       -------------
                                                                                         2,088,638

----------------------------------------------------------------------------------------------------
 HEALTHCARE--0.3%
----------------------------------------------------------------------------------------------------
 HEALTHCARE/SUPPLIES & SERVICES--0.3%
 Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                        120,000        116,730
----------------------------------------------------------------------------------------------------
 Tenet Healthcare Corp.:
 8% Sr. Nts., 1/15/05                                                       325,000        307,938
 8.625% Sr. Unsec. Nts., 12/1/03                                            500,000        491,641
                                                                                       -------------
                                                                                           916,309

----------------------------------------------------------------------------------------------------
 TRANSPORTATION--0.8%
----------------------------------------------------------------------------------------------------
 AIR TRANSPORTATION--0.3%
 Northwest Airlines Corp., 8.375% Unsec. Nts., 3/15/04                      750,000        730,790
----------------------------------------------------------------------------------------------------
 RAILROADS & TRUCKERS--0.5%
 CSX Corp., 7.05% Debs., 5/1/02                                             145,000        145,798
----------------------------------------------------------------------------------------------------
 Norfolk Southern Corp., 7.35% Nts., 5/15/07                                125,000        124,108
----------------------------------------------------------------------------------------------------
 Union Pacific Corp.:
 7% Nts., 6/15/00                                                           605,000        607,871
 7.60% Nts., 5/1/05                                                         500,000        507,943
                                                                                       -------------
                                                                                         1,385,720

----------------------------------------------------------------------------------------------------
 UTILITIES--2.1%
----------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--1.0%
 Cleveland Electric Illumination, Inc., 6.86% First Mtg. Nts.,
     10/1/08                                                              1,500,000      1,411,833
----------------------------------------------------------------------------------------------------
 El Paso Electric Co., 8.25% First Mtg. Bonds, Series C, 2/1/03             500,000        512,896
----------------------------------------------------------------------------------------------------
 Hawaiian Electric Industries, Inc., 6.31% Medium-Term Nts.,
     Series B, 2/19/02                                                    1,000,000        980,894
                                                                                       -------------
                                                                                         2,905,623

----------------------------------------------------------------------------------------------------
 GAS UTILITIES--1.1%
 Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                  680,000        676,483
----------------------------------------------------------------------------------------------------
 Southern California Gas Co., 6.38% Medium-Term Nts., 10/29/01              500,000        496,824
----------------------------------------------------------------------------------------------------
 Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                            825,000        810,228
----------------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The), 6.20% Nts., 8/1/02                            1,250,000      1,226,760
                                                                                       -------------
                                                                                         3,210,295
                                                                                       -------------
 Total Non-Convertible Corporate Bonds and Notes (Cost $54,233,858)                     52,457,362




                 24    OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                               FACE    MARKET VALUE
                                                                             AMOUNT      SEE NOTE 1
====================================================================================================
 CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
----------------------------------------------------------------------------------------------------
 Geotek Communications, Inc., 12% Cv. Sr. Sub. Nts., 2/15/01(8)
 (Cost $92,540)                                                         $   100,000   $        625

====================================================================================================
 SHORT-TERM NOTES--13.1%(9)
----------------------------------------------------------------------------------------------------
 Federal Home Loan Bank, 5.16%, 11/1/99                                  14,500,000     14,500,000
----------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.:
 5.14%, 11/4/99                                                           7,700,000      7,696,676
 5.20%, 12/10/99                                                          5,000,000      4,971,833
 5.23%, 11/8/99                                                           5,395,000      5,389,514
----------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., 5.22%, 11/3/99                          5,000,000      4,998,550
                                                                                      --------------
 Total Short-Term Notes (Cost $37,556,573)                                              37,556,573

====================================================================================================
 REPURCHASE AGREEMENTS--4.3%
----------------------------------------------------------------------------------------------------
 Repurchase agreement with Zion First National Bank, 5.20%,
 dated 10/29/99, to be repurchased at $12,405,373 on 11/1/99, collateralized by U.S. Treasury Nts., 5.50%-7.875%,
 12/31/99-11/15/04, with a value of $12,546,079 and U.S.
 Treasury Bonds, 5.625%, 9/30/01, with a value of $109,610
 (Cost $12,400,000)                                                      12,400,000     12,400,000
----------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $299,930,773)                              103.0%   296,128,703
----------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                         (3.0)    (8,728,838)
                                                                        ----------------------------
 NET ASSETS                                                                   100.0%  $287,399,865
                                                                        ============================


FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income-producing security.

2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

4. Represents the current interest rate for a variable rate security.

5. Securities with an aggregate market value of $12,380,781 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $6,186,685 or 2.15% of the Fund's net assets as of October 31, 1999.

8. Issuer is in default.

9. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.

                 25    OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES    October 31, 1999
--------------------------------------------------------------------------------


================================================================================================================
 ASSETS
----------------------------------------------------------------------------------------------------------------
 Investments, at value (cost $299,930,773)--see accompanying statement                           $ 296,128,703
----------------------------------------------------------------------------------------------------------------
 Cash                                                                                                  682,120
----------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal paydowns                                                          1,841,161
 Investments sold                                                                                    1,066,292
 Daily variation on futures contracts                                                                  554,400
 Shares of capital stock sold                                                                           53,917
 Other                                                                                                   3,402
                                                                                                 ---------------
 Total assets                                                                                      300,329,995
================================================================================================================
 LIABILITIES
----------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                              12,046,692
 Shares of capital stock redeemed                                                                      564,526
 Directors' compensation                                                                                93,162
 Distribution and service plan fees                                                                     62,763
 Transfer and shareholder servicing agent fees                                                          36,928
 Other                                                                                                 126,059
                                                                                                 ---------------
 Total liabilities                                                                                  12,930,130

================================================================================================================
 NET ASSETS                                                                                       $287,399,865
                                                                                                  ==============
================================================================================================================
 COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------
 Par value of shares of capital stock                                                            $      19,109
----------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                        263,940,677
----------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                   779,391
----------------------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investments and
 foreign currency transactions                                                                      25,841,491
----------------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                                           (3,180,803)
                                                                                                 ---------------
 Net assets                                                                                       $287,399,865
                                                                                                 ===============



                 26    OPPENHEIMER DISCIPLINED ALLOCATION FUND

================================================================================================================
 NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets
 of $258,159,251 and 17,176,755 shares of capital stock outstanding)                                    $15.03
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                                            $15.95
----------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $23,521,762
 and 1,547,260 shares of capital stock outstanding)                                                     $15.20
----------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $5,718,852
 and 384,445 shares of capital stock outstanding)                                                       $14.88


 See accompanying Notes to Financial Statements.



                 27    OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 1999
--------------------------------------------------------------------------------


================================================================================================================
 INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------
 Interest                                                                                         $  9,464,177
----------------------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $2,439)                                              2,722,741
                                                                                                  --------------
 Total income                                                                                       12,186,918

================================================================================================================
 EXPENSES
----------------------------------------------------------------------------------------------------------------
 Management fees                                                                                     1,994,511
----------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                               732,222
 Class B                                                                                               246,431
 Class C                                                                                                58,740
----------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                                         345,571
----------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                   148,022
----------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                            20,104
----------------------------------------------------------------------------------------------------------------
 Accounting service fees                                                                                15,000
----------------------------------------------------------------------------------------------------------------
 Other                                                                                                  56,993
                                                                                                   -------------
 Total expenses                                                                                      3,617,594
 Less expenses paid indirectly                                                                          (9,729)
                                                                                                   -------------
 Net expenses                                                                                        3,607,865

================================================================================================================
 NET INVESTMENT INCOME                                                                               8,579,053

================================================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments                                                                                        23,229,928
 Closing of futures contracts                                                                        6,180,223
 Foreign currency transactions                                                                            (380)
                                                                                                   -------------
 Net realized gain                                                                                  29,409,771

----------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on:
 Investments                                                                                       (28,349,571)
 Translation of assets and liabilities denominated in foreign currencies                                  (892)
                                                                                                   -------------
 Net change                                                                                        (28,350,463)
                                                                                                   -------------

 Net realized and unrealized gain                                                                    1,059,308

================================================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $ 9,638,361
                                                                                                   =============


See accompanying Notes to Financial Statements.



                 28    OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


 YEAR ENDED OCTOBER 31,                                                        1999           1998
====================================================================================================
 OPERATIONS
----------------------------------------------------------------------------------------------------
 Net investment income                                                 $  8,579,053   $  8,315,523
----------------------------------------------------------------------------------------------------
 Net realized gain                                                       29,409,771      5,047,223
----------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation                  (28,350,463)       234,047
                                                                        ----------------------------
 Net increase in net assets resulting from operations                     9,638,361     13,596,793

====================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                                 (8,122,829)    (7,782,493)
 Class B                                                                   (502,951)      (326,896)
 Class C                                                                   (124,914)       (68,904)
----------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                 (7,782,789)   (26,053,041)
 Class B                                                                   (594,276)    (1,001,059)
 Class C                                                                   (139,060)      (171,534)

====================================================================================================
 CAPITAL STOCK TRANSACTIONS
----------------------------------------------------------------------------------------------------

 Net increase (decrease) in net assets resulting from capital stock transactions:
 Class A                                                                (33,744,712)    75,962,031
 Class B                                                                  2,509,874     13,987,615
 Class C                                                                  1,126,929      3,532,579
====================================================================================================
 NET ASSETS
----------------------------------------------------------------------------------------------------
 Total increase (decrease)                                              (37,736,367)    71,675,091
----------------------------------------------------------------------------------------------------
 Beginning of period                                                    325,136,232    253,461,141
                                                                       -----------------------------
 End of period (including undistributed net investment
 income of $779,391 and $986,365, respectively)                        $287,399,865   $325,136,232
                                                                       -----------------------------


See accompanying Notes to Financial Statements.



                 29    OPPENHEIMER DISCIPLINED ALLOCATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                            YEAR                        YEAR
                                                                                           ENDED                       ENDED
                                                                                        OCT. 31,                    DEC. 31,
 CLASS A                                           1999         1998          1997       1996(1)        1995            1994
===============================================================================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 15.45      $ 16.81       $ 16.00       $ 15.46       $ 13.44       $ 14.54
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                              .44          .45           .51(2)        .46           .60           .55
 Net realized and unrealized gain (loss)           (.01)         .45          2.25(2)        .49          2.59          (.86)
                                                -------------------------------------------------------------------------------
 Total income (loss) from
 investment operations                              .43          .90          2.76           .95          3.19          (.31)
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
 Dividends from net investment income              (.44)        (.45)         (.56)         (.36)         (.60)         (.55)
 Distributions from net realized gain              (.41)       (1.81)        (1.39)         (.05)         (.57)         (.24)
                                                -------------------------------------------------------------------------------
 Total dividends and distributions
 to shareholders                                   (.85)       (2.26)        (1.95)         (.41)        (1.17)         (.79)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $15.03       $15.45        $16.81        $16.00        $15.46        $13.44
                                                ===============================================================================

===============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)               2.62%        5.93%        18.82%         6.27%        23.95%        (2.11)%

===============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)      $258,159     $298,558      $243,267      $233,289      $218,099      $177,904
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $293,677     $268,715      $238,821      $228,203      $200,172      $187,655
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                             2.72%        2.96%         3.17%         3.52%         4.00%         3.80%
 Expenses                                          1.04%        1.04%(5)      1.11%(5)      1.11%(5)      1.17%(5)      0.96%
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(6)                         122%          97%           98%           85%           55%          115%


1. For the ten months ended October 31, 1996. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

4. Annualized for periods of less than one full year.

5. Expense ratio reflects the effect of expenses paid indirectly by the Fund.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended October 31, 1999, were $323,956,198 and $354,552,584, respectively.

See accompanying Notes to Financial Statements.



                 30    OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                                YEAR        PERIOD
                                                                                               ENDED         ENDED
                                                                                            OCT. 31,       DEC. 31,
 CLASS B                                              1999          1998         1997         1996(1)       1995(7)
======================================================================================================================
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period              $ 15.62        $16.99       $16.16        $15.66        $15.48
----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 .31           .36          .40(2)        .31           .07
 Net realized and unrealized gain (loss)                --           .43         2.27(2)        .54           .70
                                                   -------------------------------------------------------------------
 Total income (loss) from
 investment operations                                 .31           .79         2.67           .85           .77
----------------------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
 Dividends from net investment income                 (.32)         (.35)        (.45)         (.30)         (.07)
 Distributions from net realized gain                 (.41)        (1.81)       (1.39)         (.05)         (.52)
                                                   -------------------------------------------------------------------
 Total dividends and distributions
 to shareholders                                      (.73)        (2.16)       (1.84)         (.35)         (.59)

 Net asset value, end of period                     $15.20        $15.62       $16.99        $16.16        $15.66
                                                   ===================================================================

======================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                  1.84%         5.10%       17.96%         5.51%         4.93%

======================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)          $23,522       $21,754       $8,720        $3,919          $650
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $24,648       $14,235       $6,183        $2,324          $375
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                                1.97%         2.19%        2.32%         2.86%         0.73%
 Expenses                                             1.80%         1.80%(5)     1.89%(5)      1.85%(5)      1.92%(5)
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(6)                            122%           97%          98%           85%           55%


1. For the ten months ended October 31, 1996. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

4. Annualized for periods of less than one full year.

5. Expense ratio reflects the effect of expenses paid indirectly by the Fund.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended October 31, 1999, were $323,956,198 and $354,552,584, respectively.

7. For the period from October 2, 1995, (inception of offering) to December 31, 1995.

See accompanying Notes to Financial Statements.




                 31    OPPENHEIMER DISCIPLINED ALLOCATION FUND

 FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


 CLASS C            YEAR ENDED OCTOBER 31,                          1999         1998          1997          1996(8)
====================================================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                            $ 15.31      $ 16.70       $ 15.93        $ 15.71
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                               .32          .37           .44(2)         .30
 Net realized and unrealized gain (loss)                            (.01)         .40          2.19(2)         .32
                                                                 ---------------------------------------------------
 Total income (loss) from investment operations                      .31          .77          2.63            .62
--------------------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
 Dividends from net investment income                               (.33)        (.35)         (.47)          (.35)
 Distributions from net realized gain                               (.41)       (1.81)        (1.39)          (.05)
                                                                 ---------------------------------------------------
 Total dividends and distributions to shareholders                  (.74)       (2.16)        (1.86)          (.40)

 Net asset value, end of period                                   $14.88       $15.31        $16.70         $15.93
                                                                 ===================================================

====================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                                1.84%        5.10%        17.93%          4.08%

====================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------

 Net assets, end of period (in thousands)                         $5,719       $4,824        $1,473           $188
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                $5,876       $2,861       $   805          $  57
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                                              1.97%        2.18%         2.18%          2.90%
 Expenses                                                           1.80%        1.80%(5)      1.92%(5)       1.87%(5)
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(6)                                          122%          97%           98%            85%


1. For the ten months ended October 31, 1996. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

4. Annualized for periods of less than one full year.

5. Expense ratio reflects the effect of expenses paid indirectly by the Fund.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended October 31, 1999, were $323,956,198 and $354,552,584, respectively.

7. For the period from October 2, 1995 (inception of offering) to December 31, 1995.

8. For the period from May 1, 1996 (inception of offering) to October 31, 1996.

See accompanying Notes to Financial Statements.


                 32    OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Disciplined Allocation Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to maximize total investment return (including both capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge on investments up to $1 million. Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.


                 33    OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES  Continued

FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted a nonfunded retirement plan for the Fund's independent Directors. Benefits are based on years of service and fees paid to each Director during the years of service. During the year ended October 31, 1999, a credit of $28,674 was made for the Fund's projected benefit obligations and payments of $2,820 were made to retired Directors, resulting in an accumulated liability of $93,143 as of October 31, 1999.

     The Board of Directors has adopted a deferred compensation plan for independent Directors that enables Directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Directors in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under the plan will be determined based upon the performance of the selected funds. Deferral of Directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.


                 34   OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 1999, amounts have been reclassified to reflect an increase in additional paid-in capital of $32,040, a decrease in undistributed net investment income of $35,333, and an increase in accumulated net realized gain on investments of $3,293.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and lia-bilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                 35    OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued


================================================================================
2. SHARES OF CAPITAL STOCK

The Fund has authorized 450 million of $0.001 par value shares of capital stock. Transactions in shares of capital stock were as follows:

                                              YEAR ENDED OCTOBER 31, 1999             YEAR ENDED OCTOBER 31, 1998
                                               SHARES              AMOUNT              SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                       1,351,571       $  21,353,382           1,454,634       $  22,895,924
 Dividends and/or
 distributions reinvested                     965,998          15,250,027           2,193,655          33,253,817
 Acquisition--Note 7                               --                  --           4,023,572          64,135,741
 Redeemed                                  (4,463,822)        (70,348,121)         (2,818,335)        (44,323,451)
                                          --------------------------------------------------------------------------
 Net increase (decrease)                   (2,146,253)      $ (33,744,712)          4,853,526       $  75,962,031
                                          ==========================================================================

--------------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                         547,606       $   8,732,198             589,123       $   9,351,049
 Dividends and/or
 distributions reinvested                      66,056           1,054,288              84,350           1,293,844
 Acquisition--Note 7                               --                  --             328,973           5,299,757
 Redeemed                                    (458,993)         (7,276,612)           (123,259)         (1,957,035)
                                          --------------------------------------------------------------------------
 Net increase                                 154,669       $   2,509,874             879,187       $  13,987,615
                                          ==========================================================================

--------------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                         202,792       $   3,181,342             193,669       $   2,998,346
 Dividends and/or
 distributions reinvested                      16,189             252,900              15,173             228,310
 Acquisition--Note 7                               --                  --              70,016           1,105,546
 Redeemed                                    (149,699)         (2,307,313)            (51,932)           (799,623)
                                          --------------------------------------------------------------------------
 Net increase                                  69,282       $   1,126,929             226,926       $   3,532,579
                                          ==========================================================================


================================================================================
3. UNREALIZED GAINS AND LOSSES ON SECURITIES

As of October 31, 1999, net unrealized depreciation on securities of $3,802,070 was composed of gross appreciation of $10,453,650, and gross depreciation of $14,255,720.


                 36    OPPENHEIMER DISCIPLINED ALLOCATION FUND

===============================================================================
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager are in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% of the first $300 million of average annual net assets of the Fund, 0.50% of the next $100 million and 0.45% of average annual net assets in excess of $400 million. The Fund's management fee for the year ended October 31, 1999 was 0.62% of the average annual net assets for each class of shares.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                    AGGREGATE         CLASS A        COMMISSIONS        COMMISSIONS        COMMISSIONS
                                    FRONT-END       FRONT-END         ON CLASS A         ON CLASS B         ON CLASS C
                                SALES CHARGES   SALES CHARGES             SHARES             SHARES             SHARES
                                   ON CLASS A     RETAINED BY        ADVANCED BY        ADVANCED BY        ADVANCED BY
 YEAR ENDED                            SHARES     DISTRIBUTOR     DISTRIBUTOR(1)     DISTRIBUTOR(1)     DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------------------------
 October 31, 1999                    $400,298         $295,333          $46,607         $250,032          $25,954

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                      CLASS A                           CLASS B                           CLASS C
                          CONTINGENT DEFERRED               CONTINGENT DEFERRED               CONTINGENT DEFERRED
                                SALES CHARGES                     SALES CHARGES                     SALES CHARGES
 YEAR ENDED           RETAINED BY DISTRIBUTOR           RETAINED BY DISTRIBUTOR           RETAINED BY DISTRIBUTOR
------------------------------------------------------------------------------------------------------------------
 October 31, 1999                      $2,000                           $57,857                            $3,487

     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.



                 37    OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued


================================================================================
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES  Continued

CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the fiscal year ended October 31, 1999, payments under the Class A Plan totaled $732,222, all of which was paid by the Distributor to recipients. That included $587,717 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

     Distribution fees paid to the Distributor for the year ended October 31, 1999, were as follows:

                                                                                DISTRIBUTOR'S       DISTRIBUTOR'S
                                                                                    AGGREGATE        UNREIMBURSED
                                                                                 UNREIMBURSED       EXPENSES AS %
                                       TOTAL PAYMENTS     AMOUNT RETAINED            EXPENSES       OF NET ASSETS
                                           UNDER PLAN      BY DISTRIBUTOR          UNDER PLAN            OF CLASS
------------------------------------------------------------------------------------------------------------------
 Class B Plan                                $246,431            $206,253            $689,149               2.93%
 Class C Plan                                  58,740              33,227              67,663               1.18


                 38    OPPENHEIMER DISCIPLINED ALLOCATION FUND

================================================================================
5. FUTURES CONTRACTS

The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

     The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.

     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of October 31, 1999, the Fund had outstanding futures contracts as follows:

                                           EXPIRATION           NUMBER OF     VALUATION AS OF          UNREALIZED
 CONTRACT DESCRIPTION                            DATE           CONTRACTS    OCTOBER 31, 1999        APPRECIATION
---------------------------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 NASDAQ 100 Index                            12/16/99                  44         $11,677,600           $ 495,077
 Standard & Poor's 500 Index                 12/16/99                  22           7,569,100             126,503
                                                                                                    -----------------
                                                                                                         $621,580
                                                                                                    =================

================================================================================
6. ILLIQUID OR RESTRICTED SECURITIES

As of October 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of October 31, 1999, was $2,716,406, which represents 0.95% of the Fund's net assets.


                 39    OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued


================================================================================
7. ACQUISITION OF OPPENHEIMER LIFESPAN BALANCED FUND

On June 12, 1998, the Fund acquired all of the net assets of Oppenheimer LifeSpan Balanced Fund, pursuant to an agreement and plan of reorganization approved by the Oppenheimer LifeSpan Balanced Fund shareholders on June 9, 1998. The Fund issued (at an exchange ratio of 0.711330 for Class A, 0.789560 for Class B, and 0.716167 for Class C of the Fund to one share of Oppenheimer LifeSpan Balanced Fund) 4,023,572, 328,973 and 70,016 shares of capital stock for Class A, Class B and Class C, respectively, valued at $64,135,741, $5,299,757 and $1,105,546 in exchange for the net assets, resulting in combined Class A net assets of $313,743,282, Class B net assets of $18,371,573 and Class C net assets of $3,985,465 on June 12, 1998. The net assets acquired included net unrealized appreciation of $3,969,222. The exchange qualified as a tax-free reorganization for federal income tax purposes.

================================================================================
8. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

     The Fund had no borrowings outstanding during the year ended October 31, 1999.



                 40    OPPENHEIMER DISCIPLINED ALLOCATION FUND

INDEPENDENT AUDITORS' REPORT


================================================================================
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
OPPENHEIMER DISCIPLINED ALLOCATION FUND:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Disciplined Allocation Fund as of October 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, and the ten months ended October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended December 31, 1995, were audited by other auditors whose report dated February 9, 1996, expressed an unqualified opinion on this information.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Disciplined Allocation Fund as of October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, and the ten months ended October 31, 1996, in conformity with generally accepted accounting principles.



KPMG LLP

Denver, Colorado
November 19, 1999



                 41    OPPENHEIMER DISCIPLINED ALLOCATION FUND

FEDERAL INCOME TAX INFORMATION  Unaudited

================================================================================
In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

     Distributions of $0.5135, $0.4832 and $0.4848 per share were paid to Class A, Class B and Class C shareholders, respectively, on December 30, 1998, of which $0.4095 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).

         Dividends paid by the Fund during the fiscal year ended October 31, 1999 which are not designated as capital gain distributions should be multiplied by 15.17% to arrive at the net amount eligible for the corporate dividend-received deduction.

     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



                 42    OPPENHEIMER DISCIPLINED ALLOCATION FUND

OPPENHEIMER DISCIPLINED ALLOCATION FUND

 A Series of Oppenheimer Series Fund, Inc.
==========================================================================================
 OFFICERS AND DIRECTORS        Leon Levy, Chairman of the Board of Directors
                               Donald W. Spiro, Vice Chairman of the Board of Directors
                               Bridget A. Macaskill, Director and President
                               Robert G. Galli, Director
                               Phillip A. Griffiths, Director
                               Benjamin Lipstein, Director
                               Elizabeth B. Moynihan, Director
                               Kenneth A. Randall, Director
                               Edward V. Regan, Director
                               Russell S. Reynolds, Jr., Director
                               Pauline Trigere, Director
                               Clayton K. Yeutter, Director
                               Peter M. Antos, Vice President
                               Stephen F. Libera, Vice President
                               Michael C. Strathearn, Vice President
                               Kenneth B. White, Vice President
                               Arthur J. Zimmer, Vice President
                               Andrew J. Donohue, Secretary
                               Brian W. Wixted, Treasurer
                               Robert G. Zack, Assistant Secretary
                               Robert J. Bishop, Assistant Treasurer
                               Scott T. Farrar, Assistant Treasurer
==========================================================================================
 INVESTMENT ADVISOR            OppenheimerFunds, Inc.
==========================================================================================
 DISTRIBUTOR                   OppenheimerFunds Distributor, Inc.
==========================================================================================
 TRANSFER AND SHAREHOLDER      OppenheimerFunds Services
 SERVICING AGENT
==========================================================================================
 CUSTODIAN OF                  The Bank of New York
 PORTFOLIO SECURITIES
==========================================================================================
 INDEPENDENT AUDITORS          KPMG LLP
==========================================================================================
 LEGAL COUNSEL                 Mayer, Brown & Platt

                               This is a copy of a report to shareholders of
                               Oppenheimer Disciplined Allocation Fund. This report
                               must be preceded or accompanied by a Prospectus of
                               Oppenheimer Disciplined Allocation Fund. For
                               material information concerning the Fund, see the
                               Prospectus.

                               SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR
                               OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY
                               BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER
                               AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE
                               POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                 43    OPPENHEIMER DISCIPLINED ALLOCATION FUND

OPPENHEIMERFUNDS FAMILY

=================================================================================================
 GLOBAL EQUITY

                  Developing Markets Fund           Global Fund
                  International Small Company Fund  Quest Global Value Fund
                  Europe Fund                       Global Growth & Income Fund
                  International Growth Fund

=================================================================================================
 EQUITY
                  Stock                             Stock & Bond
                  Enterprise Fund(1)                Main Street(R) Growth & Income Fund
                  Discovery Fund                    Quest Opportunity Value Fund
                  Main Street(R) Small Cap Fund     Total Return Fund
                  Quest Small Cap Value Fund        Quest Balanced Value Fund
                  MidCap Fund                       Capital Income Fund(2)
                  Capital Appreciation Fund         Multiple Strategies Fund
                  Growth Fund                       Disciplined Allocation Fund
                  Disciplined Value Fund            Convertible Securities Fund
                  Quest Value Fund
                  Trinity Growth Fund               Specialty
                  Trinity Core Fund                 Real Asset Fund
                  Trinity Value Fund                Gold & Special Minerals Fund

=================================================================================================
 FIXED INCOME
                  Taxable                           Municipal
                  International Bond Fund           California Municipal Fund(3)
                  World Bond Fund                   Main Street(R) California Municipal Fund(3)
                  High Yield Fund                   Florida Municipal Fund(3)
                  Champion Income Fund              New Jersey Municipal Fund(3)
                  Strategic Income Fund             New York Municipal Fund(3)
                  Bond Fund                         Pennsylvania Municipal Fund(3)
                  Senior Floating Rate Fund         Municipal Bond Fund
                  U.S. Government Trust             Insured Municipal Fund
                  Limited-Term Government Fund      Intermediate Municipal Fund

                                                    Rochester Division
                                                    Rochester Fund Municipals
                                                    Limited Term New York Municipal Fund

=================================================================================================
 MONEY MARKET(4)

                  Money Market Fund                 Cash Reserves


1. Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.

2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income
Fund."

3. Available to investors only in certain states.

4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY10048-0203.

(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.



                 44    OPPENHEIMER DISCIPLINED ALLOCATION FUND

INFORMATION AND SERVICES


As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

INTERNET
24-hr access to account information and transactions
WWW.OPPENHEIMERFUNDS.COM
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GENERAL INFORMATION
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
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TELEPHONE TRANSACTIONS
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.852.8457
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PHONELINK
24-hr automated information and automated transactions
1.800.533.3310
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TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
Mon-Fri 8:30am-7pm ET
1.800.843.4461
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OPPENHEIMERFUNDS INFORMATION HOTLINE
24 hours a day, timely and insightful messages on the economy and issues that may affect your investments
1.800.835.3104
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TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

                                                      [LOGO] OppenheimerFunds(R)
                                                             Distributor, Inc.

RA0205.001.1099  December 30, 1999